SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 20, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 05, 2018
Subsequent Event [Line Items]
Balloon payment		$ 1,757,007
Dividends declared per share of common stock (in dollars per share)		$ 1.04	$ 1.04	$ 0.75
Subsequent Event
Subsequent Event [Line Items]
Balloon payment					$ 50,700
Dividends declared per share of common stock (in dollars per share)	$ 0.26